Summary of Major Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Summary of Major Accounting Policies [Abstract]
Number of drugstores and other locations (in stores)	8,210
Number of states that have store locations	50
Prescription sales as a percentage of total sales (in hundredths)	64.70%	65.20%	65.30%
Credit and debit card receivables	$ 83	$ 80
Money market funds	1,239	1,030
U.S. Treasury Bills included in cash and cash equivalents	0	600
Outstanding checks in excess of funds on deposit at certain banks	229	235
Restricted cash	191	0
Outstanding letters of credit that guarantee foreign trade purchases	143	185
Outstanding letters of credit that guarantee payments of insurance claims	40	233
Outstanding letters of credit that guarantee performance of construction contracts	13	19
Real estate development purchase commitments	240	370
Value of debt converted from fixed to variable rate	1,550
Inventory increase in carrying amount if valued on FIFO basis	1,587	1,379
Property, Plant and Equipment [Line Items]
Property and equipment	15,834	15,019
Less: accumulated depreciation and amortization	4,308	3,835
Property and equipment, net	11,526	11,184
Depreciation expense for property and equipment	809	804	787
Internally developed software amortization	58	44	40
Unamortized capitalized software costs	230	244
Impairment charges included in selling, general and administrative expenses	44	17	10
Reserve for store closings	145	151	99
Net advertising expenses	271	271	334
Vendor advertising allowances	218	197	174
Total stock-based compensation expense	135	84	84
Recognized tax benefit, stock-based compensation	49	29	29
Unrecognized compensation cost related to non-vested awards	122
Share-based compensation cost not yet recognized, period for recognition (in years)	three
Outstanding options to purchase common shares excluded from earnings per share calculations (in shares)	16,869,061	30,661,551
Capitalized interest as a part of significant construction projects	10	12	16
Interest paid, net of capitalized interest	89	89	89
Amount included in accumulated other comprehensive income related to the Company's postretirement plan, pretax	4	57
Amount included in accumulated other comprehensive income related to the Company's postretirement plan, after tax	16	24
Minimum postretirement liability	407	441
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range, minimum (in years)	10
Estimated useful lives range, maximum (in years)	39
Land and Land Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,209	3,135
Land and Land Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	96	103
Land and Land Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	240	233
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range, minimum (in years)	10
Estimated useful lives range, maximum (in years)	39
Building and Building Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,651	3,442
Building and Building Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	596	592
Building and Building Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	372	343
Building and Building Improvements [Member] | Leased Location (Leasehold Improvement) [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,235	1,099
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range, minimum (in years)	3
Estimated useful lives range, maximum (in years)	12.5
Equipment [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,468	4,126
Equipment [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,098	1,106
Equipment [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	423	410
Capitalized System Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	328	333
Capital Lease Properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 118	$ 97